Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 328,439	$ 359,134	$ 455,700
Accounts receivable	937,897	1,087,381	808,050
Prepaid expenses	18,772	16,282	14,669
Current right-of-use (ROU) asset	92,269
Costs and earnings in excess of billings	48,052	45,478	51,531
Total current assets	1,425,429	1,508,275	1,329,950
Property and equipment, net	494,491	476,436	102,573
Security deposits and other non-current assets	38,992	32,530	8,416
Deferred tax asset	50,000	50,000	44,257
Customer lists, net	78,524	83,645
ROU asset	167,985
Other long term asset	30,000
Goodwill	1,373,621	1,373,621
Total assets	3,659,042	3,524,507	1,485,196
Current liabilities
Accounts payable and accrued expenses	695,997	891,354	631,385
Management fees payable - related party			31,257
Earn-out payable	195,132	190,736
Billings in excess of costs and earnings	41,881	195,331	87,206
Sales and withholding tax payable	54,071	59,857	61,239
Current equipment notes payable	32,052	38,991
Current operating lease liability	92,269
Current finance lease payable	72,510	65,265
Current capital lease payable		65,265
Current convertible notes payable - related party, net of discounts	257,659
Income tax payable	32,259	48,643	98,313
Total current liabilities	1,473,830	1,490,177	909,400
Noncurrent liabilities
Line of credit	172,715	28,359
Lease operating liability	167,985
Finance leases	306,163	232,876
Equipment notes payable	65,779	121,038
Capital leases		232,876
Convertible notes payable - related party, net of discounts	61,609	29,122
Total noncurrent liabilities	774,251	411,395
Total liabilities	2,248,081	1,901,572	909,400
Commitments and contingencies
Stockholders' equity
Preferred stock - $0.0001 par value; 5,000,000 shares authorized; 0 shares issued and outstanding
Common stock - $0.0001 par value; 25,000,000 shares authorized; 7,621,024, 7,586,024 and 7,041,579 shares issued and outstanding as of March 31, 2019, December 31, 2018 and December 31, 2017, respectively	762	758	704
Additional paid-in capital	2,896,524	2,983,476	1,335,656
Accumulated deficit	(1,429,402)	(1,285,764)	(731,754)
Accumulated other comprehensive loss	(56,923)	(75,535)	(28,810)
Total stockholders' equity	1,410,961	1,622,935	575,796
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 3,659,042	$ 3,524,507	$ 1,485,196